CERT NAS

11000266

NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

P. William Slattery
Vice President
Listing Qualifications

By Facsimile and First Class Mail

July 1, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 16, 2011 The Nasdaq Stock Market (the "Exchange") received from First Trust Exchange-Traded Fund II (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Shares of Beneficial Interest,
$.01 par value per share,
of
First Trust ISE Cloud Computing Index Fund

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

1364608